Loan Sales (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows :
Proceeds from sales	$ 4,634,607	$ 1,645,277	$ 8,695,704	$ 2,458,405	$ 9,123,645	$ 655,724	$ 56,332
Servicing fees received	12,402	2,541	21,701	4,387	14,976	11,485	10,334
Net servicing advances	(78)	(574)	3,658	(1,182)	7,818	538	829
Year-end information:
Unpaid principal balance of loans outstanding at period-end	16,408,013	2,957,747	16,408,013	2,957,747	9,847,509	696,521
Loans delinquent 30-89 days	204,998	24,824	204,998	24,824	137,827	5,272
Loans delinquent 90 or more days or in foreclosure or bankruptcy	$ 63,049	$ 6,551	$ 63,049	$ 6,551	$ 54,795	$ 813